Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following is a continuity schedule of accumulated other comprehensive loss:

	2019	2018
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(917)	$(456)
Net unrealized loss	(18)	(490)
Repurchase of shares under normal course issuer bids [note 21]	28	29

Balance, end of year	(907)	(917)

Accumulated net unrealized gain (loss) on cash flow hedges [b]
Balance, beginning of year	(68)	39
Net unrealized gain (loss)	102	(106)
Reclassification of net loss (gain) to net income [a]	4	(1)

Balance, end of year	38	(68)

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(190)	(183)
Net unrealized loss	(47)	(13)
Reclassification of net loss to net income [a]	8	6
Sale of business	8	—

Balance, end of year	(221)	(190)

Total accumulated other comprehensive loss [ c ]	$(1,090)	$(1,175)

Schedule of Net Income Amounts Reclassified from AOCL
[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2019	2018
Cash flow hedges
Sales	$(38)	$(6)
Cost of sales	33	7
Income tax	1	—

Net of tax	(4)	1

Other long-term liabilities
Cost of sales	(9)	(7)
Income tax	1	1

Net of tax	(8)	(6)

Total loss reclassified to net income	$(12)	$(5)

Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss
[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2019	2018
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, end of year	$7	$7
Accumulated net unrealized (gain) loss on cash flow hedges
Balance, beginning of year	23	(12)
Net unrealized (gain) loss	(36)	35
Reclassification of net loss to net income	(1)	—

Balance, end of year	(14)	23

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	21	17
Net unrealized loss	15	5
Reclassification of net loss to net income	(1)	(1)
Balance, end of year	35	21

Total income tax benefit	$28	$51